COMMITMENTS, CONTINGENCIES, AND CONCENTRATIONS OF CREDIT RISK - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies [Line Items]
Letters of Credit Outstanding, Amount	$ 1,742,000	$ 1,135,000
Long-term Line of Credit	$ 220,252,000	$ 144,086,000